Shareholder Report, Holdings (Details)	Oct. 31, 2025
C000206968 | Contemporary Amperex Technology Co. Ltd., A, , 0
Holdings [Line Items]
Percent of Net Asset Value	5.70%
C000206968 | Ping An Insurance Group Co. of China Ltd., A, , 0
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000206968 | China Merchants Bank Co. Ltd., A, , 0
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000206968 | Midea Group Co. Ltd., A, , 0
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000206968 | Jiangsu Hengrui Pharmaceuticals Co. Ltd., A, , 0
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000206968 | Zijin Mining Group Co. Ltd., A, , 0
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000206968 | BOE Technology Group Co. Ltd., A, , 0
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000206968 | Sany Heavy Industry Co. Ltd., A, , 0
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000206968 | Zhejiang NHU Co. Ltd., A, , 0
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000206968 | China International Capital Corp. Ltd., A, , 0
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000206968 | Liabilities in Excess of Other Assets
Holdings [Line Items]
Percent of Net Asset Value	(0.20%)
C000206968 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	24.90%
C000206968 | Financials
Holdings [Line Items]
Percent of Net Asset Value	18.40%
C000206968 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	17.80%
C000206968 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	12.40%
C000206968 | Materials
Holdings [Line Items]
Percent of Net Asset Value	8.20%
C000206968 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	5.90%
C000206968 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	5.70%
C000206968 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000206968 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000206968 | Energy
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000206968 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000206968 | Short-Term Securities
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000206969 | Contemporary Amperex Technology Co. Ltd., A, , 0
Holdings [Line Items]
Percent of Net Asset Value	5.70%
C000206969 | Ping An Insurance Group Co. of China Ltd., A, , 0
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000206969 | China Merchants Bank Co. Ltd., A, , 0
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000206969 | Midea Group Co. Ltd., A, , 0
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000206969 | Jiangsu Hengrui Pharmaceuticals Co. Ltd., A, , 0
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000206969 | Zijin Mining Group Co. Ltd., A, , 0
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000206969 | BOE Technology Group Co. Ltd., A, , 0
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000206969 | Sany Heavy Industry Co. Ltd., A, , 0
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000206969 | Zhejiang NHU Co. Ltd., A, , 0
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000206969 | China International Capital Corp. Ltd., A, , 0
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000206969 | Liabilities in Excess of Other Assets
Holdings [Line Items]
Percent of Net Asset Value	(0.20%)
C000206969 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	24.90%
C000206969 | Financials
Holdings [Line Items]
Percent of Net Asset Value	18.40%
C000206969 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	17.80%
C000206969 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	12.40%
C000206969 | Materials
Holdings [Line Items]
Percent of Net Asset Value	8.20%
C000206969 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	5.90%
C000206969 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	5.70%
C000206969 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000206969 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000206969 | Energy
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000206969 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000206969 | Short-Term Securities
Holdings [Line Items]
Percent of Net Asset Value	1.00%